Auditors Fee (Tables)	12 Months Ended
Dec. 31, 2022
Auditors' Fee
Auditors fees expenses

	Year Ended December 31,
	2022	2021	2020
EY
Audit services	13,369	6,235	4,449
Other audit activities	3,370	2,105	3,774
Tax advice	—	73	—
Total	16,739	8,413	8,223

KPMG
Audit services	—	472	102
Other audit activities	—	1,178	2,552
Total	—	1,650	2,654

Other auditors
Audit services	—	471	102
Other audit activities	—	79	—
Total	—	550	102

Total Audit Fee	16,739	10,613	10,979